Surplus Reserve (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Surplus Reserve [Abstract]
Tax net profits percentage	10.00%
Statutory reserve percentage	50.00%
Statutory reserve amounted	$ 370,683	$ 370,683